Annual Fund Operating Expenses	Aug. 31, 2025
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.07%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.81%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.75%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.74%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.10%
American Beacon Funds | American Beacon The London Company Income Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
American Beacon Funds | American Beacon The London Company Income Equity Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.08%
American Beacon Funds | American Beacon The London Company Income Equity Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.85%
American Beacon Funds | American Beacon The London Company Income Equity Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.83%
American Beacon Funds | American Beacon The London Company Income Equity Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[3]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.73%
American Beacon Funds | American Beacon The London Company Income Equity Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.78%
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.09%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.70%	[4]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.68%	[5]
Fee Waiver or Reimbursement	(0.48%)	[6]
Net Expenses (as a percentage of Assets)	1.20%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.68%	[4]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	2.41%	[5]
Fee Waiver or Reimbursement	(0.43%)	[6]
Net Expenses (as a percentage of Assets)	1.98%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.67%	[4]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.40%	[5]
Fee Waiver or Reimbursement	(0.40%)	[6]
Net Expenses (as a percentage of Assets)	1.00%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%	[4]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.36%	[5]
Fee Waiver or Reimbursement	(0.42%)	[6]
Net Expenses (as a percentage of Assets)	0.94%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.98%	[4]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.71%	[5]
Fee Waiver or Reimbursement	(0.43%)	[6]
Net Expenses (as a percentage of Assets)	1.28%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 21, 2028
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.33%	[8]
Fee Waiver or Reimbursement	(0.40%)	[9]
Net Expenses (as a percentage of Assets)	0.93%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.06%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.82%	[8]
Fee Waiver or Reimbursement	(1.99%)	[9]
Net Expenses (as a percentage of Assets)	0.83%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%	[8]
Fee Waiver or Reimbursement	(0.26%)	[9]
Net Expenses (as a percentage of Assets)	0.86%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2027
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%	[11]
Fee Waiver or Reimbursement	0.00%	[12]
Net Expenses (as a percentage of Assets)	0.86%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.27%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.03%	[11]
Fee Waiver or Reimbursement	(1.20%)	[12]
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%	[11]
Fee Waiver or Reimbursement	(0.14%)	[12]
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2027
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.00%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.76%	[14]
Fee Waiver or Reimbursement	(2.83%)	[15]
Net Expenses (as a percentage of Assets)	0.93%
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.03%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	4.79%	[14]
Fee Waiver or Reimbursement	(3.96%)	[15]
Net Expenses (as a percentage of Assets)	0.83%
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.75%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.51%	[14]
Fee Waiver or Reimbursement	(2.65%)	[15]
Net Expenses (as a percentage of Assets)	0.86%

[1]
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through December 31, 2026, to the extent that Total Annual Fund Operating Expenses exceed 1.07% for the A Class, 1.81% for the C Class, 0.75% for the Y Class, 0.74% for the R5 Class, and 1.10% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[2]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s R6 Class shares, through December 31, 2026, to the extent that Total Annual Fund Operating Expenses exceed 0.73% for the R6 Class shares (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[3]
2	During the fiscal year ended August 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund’s R6 Class shares in the amount of 0.01%.

[4]
2	Other Expenses for each share class include 0.03% of loan interest expenses.

[5]
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[6]
4	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through December 31, 2026, to the extent that Total Annual Fund Operating Expenses exceed 1.08% for the A Class, 1.86% for the C Class, 0.88% for the Y Class, 0.82% for the R5 Class, and 1.16% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[7]
1	Other Expenses have been restated to exclude non-recurring start-up transfer agency costs and stamp duty expenses incurred in connection with the creation of the Fund and the reorganization of the Ninety One Emerging Markets Equity Fund, a series of The Advisors’ Inner Circle Fund III, into the Fund. In addition, with respect to the R6 Class shares, which commenced operations on February 24, 2025, Other Expenses have been restated to reflect expenses actually incurred, rather than the expenses accrued during the fiscal year ended August 31, 2025, which were based on estimates.

[8]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[9]
3	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class, and R5 Class shares, as applicable, through February 21, 2028, to the extent that Total Annual Fund Operating Expenses exceed 0.92% for the Y Class, 0.82% for the R6 Class, and 0.85% for the R5 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[10]
1	Other Expenses have been restated to exclude non-recurring start-up transfer agency costs and stamp duty expenses incurred in connection with the creation of the Fund and the reorganization of the Ninety One Global Franchise Fund, a series of The Advisors’ Inner Circle Fund III, into the Fund. In addition, with respect to the R6 Class shares, which commenced operations on November 18, 2024, Other Expenses have been restated to reflect expenses actually incurred, rather than the expenses accrued during the fiscal year ended August 31, 2025, which were based on estimates.

[11]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[12]
3	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s R6 Class and R5 Class shares, as applicable, through November 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 0.82% for the R6 Class and 0.85% for the R5 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[13]
1	Other Expenses have been restated to exclude non-recurring start-up transfer agency costs and stamp duty expenses incurred in connection with the creation of the Fund and the reorganization of the Ninety One International Franchise Fund, a series of The Advisors’ Inner Circle Fund III, into the Fund. In addition, with respect to the R6 Class shares, which commenced operations on November 18, 2024, Other Expenses have been restated to reflect expenses actually incurred, rather than the expenses accrued during the fiscal year ended August 31, 2025, which were based on estimates.

[14]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[15]
3	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class, and R5 Class shares, as applicable, through November 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 0.92% for the Y Class, 0.82% for the R6 Class, and 0.85% for the R5 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.